Schedule of Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset retirement obligation, beginning of year	$ 205,201	$ 216,000	$ 145,029
Change in obligation	(16,973)	(10,799)	70,971
Accretion expense	0	0	0
Asset retirement obligation, end of year	$ 188,228	$ 205,201	$ 216,000